SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Narrative) (Details) (USD $) $ in Thousands	Dec. 31, 2017 USD ($)
Supplementary Consolidated Balance Sheet Information Narrative Details Usd
Amount received with respect to project	$ 28,616